Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,336,000.00
Previously Paid Amount	0.00
Total Fee Amount	322.60
Total Offset Amount	0.00
Net Fee	322.60
Narrative - Max Aggregate Offering Price	$ 2,336,000.00
Final Prospectus	true